As filed with the Securities and Exchange Commission on November 2, 2005
                                     Investment Company Act file number 811-2950


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                          SHORT TERM INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   August 31

Date of reporting period:  August 31, 2005

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------
SHORT TERM                                  600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================
Dear Shareholder:

We are pleased to present the annual report of Short Term Income Fund, Inc. (the "Fund") for the year ended August 31, 2005.

The Fund's Money Market Portfolio had 13,742 shareholders and net assets of $863,577,486 as of August 31, 2005. The Government Portfolio had 4,013 shareholders and net assets of $471,753,798 as of August 31, 2005.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,
/s/signature





Steven W. Duff
President

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED AUGUST 31, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005 through August 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------



================================================================================

----------------------------------------------------------------------------------------------------------------------
        Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------
                                        Beginning Account Value    Ending Account Value     Expenses Paid During the
              Class A                           3/01/05                  8/31/05                     Period*
----------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                $1,010.80                     $4.76
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before                 $1,000.00                $1,020.47                     $4.79
expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
              Class B                   Beginning Account Value    Ending Account Value      Expenses Paid During the
                                                3/1/05                   8/31/05                     Period*
----------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                $1,012.20                     $3.35
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before                 $1,000.00                $1,021.88                     $3.36
expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
       First Southwest Shares           Beginning Account Value    Ending Account Value      Expenses Paid During the
                                                3/1/05                   8/31/05                     Period*
----------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                $1,010.30                     $5.32
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before                 $1,000.00                $1,019.91                     $5.35
expenses)
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
       U.S. Government Portfolio
----------------------------------------------------------------------------------------------------------------------
                                        Beginning Account Value    Ending Account Value     Expenses Paid During the
              Class A                           3/01/05                  8/31/05                     Period*
----------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                $1,010.80                     $4.41
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before                 $1,000.00                $1,020.82                     $4.43
expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
              Class B                   Beginning Account Value    Ending Account Value     Expenses Paid During the
                                                3/1/05                   8/31/05                     Period*
----------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                $1,012.20                     $3.04
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before                 $1,000.00                $1,022.18                     $3.06
expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.94%, 0.66%, and 1.05%, for the Money Market Portfolio Class A, Class B, and First Southwest shares, respectively and 0.87%, and 0.60% for the U.S. Government Portfolio Class A and Class B shares, respectively, multiplied by the average account value over the period (March 1, 2005 through August 31, 2005), multiplied by 184/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------

================================================================================
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------

     Face                                                                       Maturity                  Value
    Amount                                                                        Date       Yield       (Note 1)
    ------                                                                        ----       -----        ------
Asset Backed Commercial Paper (20.27%)
-----------------------------------------------------------------------------------------------------------------------------------
$  10,000,000   Charta LLC
                Insured by AMBAC Indemnity Corp.                                09/08/05     3.46%    $   9,993,311
   30,000,000   Charta LLC
                Insured by AMBAC Indemnity Corp.                                10/18/05     3.68        29,856,650
   15,000,000   Greyhawk Funding                                                09/26/05     3.56        14,963,021
   35,461,000   Lexington Parker Capital                                        10/18/05     3.55        35,298,037
   35,000,000   Lockhart Funding LLC                                            09/07/05     3.48        34,979,758
   20,000,000   Market Street Funding                                           09/20/05     3.52        19,962,950
   30,000,000   Windmill Funding Corporation                                    09/07/05     3.46        29,982,750
-------------                                                                                         -------------
  175,461,000   Total Asset Backed Commercial Paper                                                     175,036,477
-------------                                                                                         -------------
Floating Rate Securities (9.84%)
-----------------------------------------------------------------------------------------------------------------------------------
$  30,000,000   Bank of America (a)                                             12/15/05     3.57%    $  30,000,000
   15,000,000   General Electric Capital Corporation Extendible
                Monthly Securities (b)                                          09/15/06     3.68        15,000,000
   15,000,000   Harris Trust & Savings Bank                                     02/02/06     3.56        15,000,793
   10,000,000   Merrill Lynch Extendible Monthly Securities                     09/15/06     3.60        10,000,000
   15,000,000   Mt. Vernon Phenol Plant Partnership with J.P. Morgan Chase
                Guaranteed by General Electric Company                          05/19/06     3.61        15,000,000
--------------                                                                                        -------------
   85,000,000   Total Floating Rate Securities                                                           85,000,793
--------------                                                                                        -------------
Foreign Commercial Paper (15.58%)
-----------------------------------------------------------------------------------------------------------------------------------
$  40,000,000   ANZ National International Ltd                                  09/19/05     3.45%    $  39,931,500
   20,000,000   Depfa Bank PLC                                                  10/11/05     3.49        19,923,111
   15,000,000   Depfa Bank PLC                                                  10/17/05     3.56        14,932,341
   30,000,000   Northern Rock PLC                                               10/12/05     3.50        29,881,442
   10,000,000   Northern Rock PLC                                               09/26/05     3.59         9,975,139
   20,000,000   Societe Generale North America                                  10/13/05     3.50        19,917,867
-------------                                                                                         -------------
  135,000,000   Total Foreign Commercial Paper                                                          134,561,400
-------------                                                                                         -------------
Letter of Credit Commercial Paper (3.69%)
-----------------------------------------------------------------------------------------------------------------------------------
$  32,000,000   Dean Health System, Inc
                LOC Marshall & Ilsley                                           10/03/05     3.60%    $  31,898,169
-------------                                                                                         -------------
   32,000,000   Total Letter of Credit Commercial Paper                                                  31,898,169
-------------                                                                                         -------------




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

     Face                                                                       Maturity                  Value
    Amount                                                                        Date       Yield       (Note 1)
    ------                                                                        ----       -----        ------
Loan Participation (3.48%)
-----------------------------------------------------------------------------------------------------------------------------------
$  30,000,000   Equitable Life Assurance Society with J.P. Morgan Chase         03/21/06     3.63%    $  30,000,000
-------------                                                                                         -------------
   30,000,000   Total Loan Participation                                                                 30,000,000
-------------                                                                                         -------------
Other Notes (4.47%)
-----------------------------------------------------------------------------------------------------------------------------------
$  10,320,000   Bergen County, NJ Improvement Authority City Project Notes
                (Overpeck Project) - Series 2004                                09/22/05     2.50%    $  10,319,116
    3,280,000   Glendale, WI Taxable BAN - Series 2004B                         09/21/05     2.50         3,280,000
   25,000,000   Winston-Salem, NC COPS                                          09/06/05     3.53        25,000,000
--------------                                                                                        -------------
   38,600,000   Total Other Notes                                                                        38,599,116
--------------                                                                                        -------------
Repurchase Agreement (4.17%)
-----------------------------------------------------------------------------------------------------------------------------------
$  36,000,000  Bank of America, purchased 08/31/05, repurchase proceeds at maturity $36,003,550 (Collateralized by $37,754,577, GNMA,
               5.000% to 6.000%, due 08/20/33 to 07/15/35, value $36,556,580)   09/01/05     3.55%    $  36,000,000
-------------                                                                                         -------------
   36,000,000  Total Repurchase Agreement                                                                36,000,000
-------------                                                                                         -------------
Variable Rate Demand Instruments (c) (23.44%)
-----------------------------------------------------------------------------------------------------------------------------------
$   2,395,000  Ali Industries, Inc. Project
               LOC National City Bank, Northwest                                07/01/10     3.66%    $   2,395,000
    5,500,000  Allegheny County, PA (Union Electric Steel Corporation)
               LOC PNC Bank, N.A.                                               11/01/27     3.64         5,500,000
    2,250,000  Alta Mira LLC
               LOC Marshall & Ilsley                                            11/01/34     3.74         2,250,000
    1,780,000  ARS Development Project
               LOC National City Bank, Northwest                                09/01/21     3.71         1,780,000
    1,215,000  B & V Land Company, LLC
               LOC First Michigan Bank                                          09/01/27     3.74         1,215,000
    5,100,000  Baldwin County Sewer Service, LLC
               LOC Amsouth Bank, N.A.                                           05/01/25     3.77         5,100,000
    1,520,000  Bank of Kentucky Building
               LOC Firstar Bank                                                 12/01/19     3.69         1,520,000
    3,100,000  Bollman Capital, LLC - Series 1996A
               LOC First of American Michigan National Bank                     12/15/26     3.66         3,100,000
    1,000,000  Bookstore Notes
               LOC Marshall & Ilsley                                            10/01/44     3.64         1,000,000
      620,000  Burgess & Niple Limited
               LOC National City Bank, Northwest                                09/01/14     3.66           620,000
      890,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project)
               LOC US Bank, N.A.                                                09/01/08     3.71           890,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005
================================================================================

     Face                                                                       Maturity                  Value
    Amount                                                                        Date       Yield       (Note 1)
    ------                                                                        ----       -----        ------
Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    521,000    Capital One Funding Corporation Floating Rate Option Notes -
                Series 1997D
                LOC Bank One                                                    07/02/18     3.59%    $    521,000
   5,000,000    City of Marion, IN EDRB - Series 2005A
                LOC Key Bank, N.A.                                              02/01/35     3.69        5,000,000
   1,190,000    Community Limited Care
                LOC Fifth Third Bank                                            12/01/12     3.71        1,190,000
   5,104,000    County of Genessee, MI GO - Series 2005                         03/01/08     3.64        5,104,000
   1,375,000    Crownover Lumber Company
                LOC Fifth Third Bank                                            09/01/08     3.79        1,375,000
     300,000    Derby Fabricating LLC
                LOC Fifth Third Bank                                            06/01/24     3.64          300,000
   3,350,000    Dickenson Press, Inc. - Series 1997
                LOC First Michigan Bank                                         01/01/27     3.74        3,350,000
     700,000    Dormont Manufacturing Company, Inc.
                LOC PNC Bank, N.A.                                              03/01/08     3.56          700,000
   2,825,000    Frank J. Catanzaro Sons and Daughters
                LOC Firstar Bank                                                01/01/15     3.64        2,825,000
   1,400,000    Gesmundo & Associates, Inc.
                LOC National City Bank, Northwest                               08/15/27     3.61        1,400,000
   1,110,000    Graves Lumber, Inc. Project
                Guaranteed by Federal Home Loan Bank                            11/01/10     3.71        1,110,000
   1,239,000    HCS & DJS Leasing
                LOC Fifth Third Bank                                            06/01/34     3.64        1,239,000
   2,500,000    Holland-Sheltair Aviation Funding
                LOC Mellon Bank, N.A.                                           05/01/35     3.65        2,500,000
   3,765,000    Hunter's Square, Inc. Project - Series 1998
                LOC National City Bank of Michigan/Illinois                     10/01/16     3.66        3,765,000
   1,200,000    ILH LLC - Series 2004
                LOC Fifth Third Bank                                            07/01/34     3.64        1,200,000
   1,175,000    Labelle Capital Funding - Series A
                LOC National City Bank, Northwest                               09/01/26     3.69        1,175,000
   1,150,000    LAM Funding, LLC
                LOC National City Bank, Northwest                               12/15/27     3.61        1,150,000
   8,700,000    Lexington Financial Health Care RB - Series 2001
                LOC LaSalle National Bank                                       02/01/26     3.70        8,700,000
     890,000    Lincoln Parkway LLC
                LOC Fifth Third Bank                                            06/01/44     3.64          890,000
   1,630,000    LKWP Investments, LLC
                LOC First Michigan Bank                                         03/01/27     3.74        1,630,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

     Face                                                                       Maturity                  Value
    Amount                                                                        Date       Yield       (Note 1)
    ------                                                                        ----       -----        ------
Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    735,000    Machining Center
                LOC Comerica Bank                                               10/01/27     3.74%    $    735,000
     800,000    Madison, WI Community Development Authority RDA
                (Block 90 Project)
                LOC US Bank, N.A.                                               10/01/08     3.74          800,000
   3,470,000    Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community)
                LOC First Union National Bank                                   07/01/29     3.70        3,470,000
     400,000    Maximum Principle Amount Limited Partnership
                (Riverview Medical Office Building)
                LOC National City Bank                                          11/01/17     3.66          400,000
   1,135,000    Miami Valley Realty Associates
                LOC Key Bank, N.A.                                              06/01/12     3.71        1,135,000
   3,020,000    Mobile Airport
                LOC Regions Bank                                                10/01/24     3.60        3,020,000
  13,855,000    Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex)
                LOC Amsouth Bank, N.A.                                          06/01/20     3.68       13,855,000
     930,000    Mount Carmel East Professional Office Building - Series 1994
                LOC National City Bank, Northwest                               01/01/14     3.66          930,000
   1,210,000    Mount Carmel Partnership Project
                LOC National City Bank, Northwest                               08/01/14     3.66        1,210,000
   3,245,000    Mount Ontario Holdings LLC
                LOC Firstar Bank                                                04/01/21     3.61        3,245,000
   5,000,000    New Jersey EDA Thermal Energy Facilities RB
                (Marina Energy)
                LOC First Union National Bank                                   09/01/21     3.56        5,000,000
   4,600,000    New York State HFA (Kew Gardens Hills) - Series 2003B
                Collateralized by Federal National Mortgage Association         05/15/36     3.55        4,600,000
   7,600,000    Newport, KY Industrial Building RB
                (Aquarium Holdings Project)
                LOC Fifth Third Bank                                            12/01/08     3.64        7,600,000
   2,940,000    Ohio State Water Development Authority RB
                (Independence Excavating, Inc.)
                LOC National City Bank, Northwest                               12/01/09     3.66        2,940,000
   3,185,000    Ordeal Properties LLC
                LOC Key Bank, N.A.                                              10/01/12     3.69        3,185,000
   1,600,000    Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project) - Series 1991A
                LOC PNC Bank, N.A.                                              05/01/21     3.64        1,600,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005
================================================================================

     Face                                                                       Maturity                  Value
    Amount                                                                        Date       Yield       (Note 1)
    ------                                                                        ----       -----        ------
Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 10,500,000    PRD Financial LLC
                LOC National City Bank, Northwest                               04/01/27     3.61%    $ 10,500,000
   4,000,000    Prevea Clinic, Inc.,
                LOC Wells Fargo Bank, N.A.                                      12/01/34     3.59        4,000,000
   5,000,000    Rochester, NY Institute of Technology - Series 2004             11/01/21     3.66        5,000,000
   1,800,000    Sacramento County Housing Authority
                (Hidden Oaks Apartments) - Series 1999
                Guaranteed by Federal National Mortgage Association             05/15/29     3.61        1,800,000
  10,000,000    Sea Island Company & Sea Island Coastal
                Properties LLC - Series 2003B
                LOC Columbus Bank & Trust Company                               04/01/23     3.69       10,000,000
     425,000    SGS Tool Company - Series 1996
                LOC Huntington National Bank                                    06/01/06     3.76          425,000
   2,855,000    Shelburne Realty & Troy Realty
                LOC National City Bank, Northwest                               04/01/17     3.66        2,855,000
   1,600,000    Soaring Eagle Partners LP
                LOC PNC Bank, N.A.                                              10/01/12     3.67        1,600,000
  13,055,000    Southwestern Group, Limited Project
                LOC Firstar Bank                                                07/01/21     3.64       13,055,000
   5,810,000    St. Johns County IDA
                LOC Allied Irish Bank                                           08/01/34     3.69        5,810,000
   3,040,000    St. Ann's Medical Office Building Limited Partnership
                LOC National City Bank of Michigan/Illinois                     11/01/19     3.66        3,040,000
   6,544,000    Stonegate Partners I, LLC
                (Stonegate Partners Project) - Series 2002
                LOC US Bank, N.A.                                               06/01/34     3.66        6,544,000
   4,615,000    Tom Richards, Inc. (Team Land, LLC/Team Industries)
                Guaranteed by Federal Home Loan Bank                            12/01/16     3.66        4,615,000
   3,000,000    Tri-Park Villas Notes
                LOC Marshall & Ilsley                                           10/01/44     3.64        3,000,000
   1,400,000    UAI Technologies, Inc. - Series 1998
                LOC First Union National Bank                                   05/01/18     3.66        1,400,000
   1,020,000    Valley City Linen Co.
                LOC First Michigan Bank                                         02/01/27     3.74        1,020,000
   3,525,000    Washington State HFC MHRB
                (The Vintage at Richland Project) - Series 2004B
                Guaranteed by Federal National Mortgage Association             01/15/38     3.60        3,525,000
------------                                                                                          ------------
 202,408,000    Total Variable Rate Demand Instruments                                                 202,408,000
------------                                                                                          ------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

     Face                                                                       Maturity                  Value
    Amount                                                                        Date       Yield       (Note 1)
    ------                                                                        ----       -----        ------
Yankee Certificates of Deposit (14.94%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 40,000,000    BNP Paribas                                                     09/09/05     3.31%    $ 39,999,997
  20,000,000    Calyon                                                          10/17/05     3.62       20,000,127
  29,000,000    HSBC Bank PLC                                                   09/27/05     3.60       28,999,993
  40,000,000    Svenska Handelsbanken                                           10/12/05     3.61       40,000,210
------------                                                                                          ------------
 129,000,000    Total Yankee Certificates of Deposit                                                   129,000,327
------------                                                                                          ------------
                Total Investments (99.88%) (cost $862,504,282+)                                        862,504,282
                Cash and Other Assets, Net of Liabilities (0.12%)                                        1,073,204
                                                                                                      ------------
                Net Assets (100.00%)                                                                  $863,577,486
                                                                                                      ============

                + Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a)   The interest rate changes daily based upon Prime minus 2.935%.

(b)   The interest rate changes monthly based upon one month LIBOR plus 0.10%.

(c) Unless otherwise noted securities payable on demand at par including accrued interest (with seven days notice). Interest is adjusted weekly.


KEY:

BAN     =    Bond Anticipation Note                        HFC     =    Housing Finance Commission
COPS    =    Certificates of Participation                 IDA     =    Industrial Development Authority
EDA     =    Economic Development Authority                LOC     =    Letter of Credit
EDFA    =    Economic Development Finance Authority        MHRB    =    Multi - Family Housing Revenue Bond
GNMA    =    Government National Mortgage Association      RB      =    Revenue Bond
HFA     =    Housing Finance Authority                     RDA     =    Revenue Development Authority









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
AUGUST 31, 2005
================================================================================


------------------------------------------------------------------------------
    Securities Maturing in             Value              % of Portfolio
------------------------------------------------------------------------------
Less than 31 Days                  $ 605,795,535              70.24%
31 through 60 Days                   241,707,954              28.02
61 through 90 Days                    15,000,793               1.74
91 through 120 Days                           --               0.00
121 through 180 Days                          --               0.00
Over 180 Days                                 --               0.00
------------------------------------------------------------------------------
Total                              $ 862,504,282             100.00%
------------------------------------------------------------------------------























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005
================================================================================

     Face                                                                       Maturity                  Value
    Amount                                                                        Date       Yield       (Note 1)
    ------                                                                        ----       -----        ------
Repurchase Agreements (59.56%)
-----------------------------------------------------------------------------------------------------------------------------------
$115,000,000    Annaly Mortgage Management, Inc., purchased 08/31/05,
                repurchase proceeds at maturity $115,011,404 (Collateralized by
                $275,663,409 GNMA, 3.500% to 6.000%,
                due 01/20/26 to 10/20/33, value $117,300,000)                   09/01/05     3.57%    $115,000,000
 112,000,000    Bank of America, purchased 08/31/05,
                repurchase proceeds at maturity $112,011,044 (Collateralized by
                $566,327,713, GNMA, 0.000% to 11.160%,
                due 06/16/21 to 08/16/42, value $114,240,000)                   09/01/05     3.55      112,000,000
  20,000,000    Bear, Stearns & Co., purchased 08/31/05,
                repurchase proceeds at maturity $20,001,983 (Collateralized by
                $56,476,696, GNMA, 5.500% to 9.500%,
                due 06/15/07 to 07/15/35, value $20,401,361)                    09/01/05     3.57       20,000,000
  20,000,000    J.P. Morgan Securities, Inc., purchased 08/31/05,
                repurchase proceeds at maturity $20,001,983 (Collateralized by
                $19,540,000, GNMA, 5.610%,
                due 12/15/46,  value $20,401,966)                               09/01/05     3.57       20,000,000
  14,000,000    UBS Paine Webber, purchased 08/31/05,
                repurchase proceeds at maturity $14,001,384 (Collateralized by
                $70,283,175, GNMA, 4.125% to 11.500%,
                due 06/20/14 to 08/20/35, value $14,283,855)                    09/01/05     3.56       14,000,000
------------                                                                                          ------------
 281,000,000    Total Repurchase Agreements                                                            281,000,000
------------                                                                                          ------------
U.S. Government Obligations (40.36%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 95,000,000    U.S. Treasury Bill                                              09/01/05     3.25%    $ 95,000,000
  35,000,000    U.S. Treasury Bill                                              10/13/05     3.11       34,875,050
  20,000,000    U.S. Treasury Bill                                              11/03/05     3.14       19,891,850
  14,000,000    U.S. Treasury Note, 1.625%                                      02/28/06     3.02       13,905,105
  27,000,000    U.S. Treasury Note, 1.625%                                      02/28/06     3.75       26,717,573
------------                                                                                          ------------
 191,000,000    Total U.S. Government Obligations                                                      190,389,578
------------                                                                                          ------------
                Total Investments (99.92%) (cost $471,389,578+)                                        471,389,578
                Cash and Other Assets, Net of Liabilities (0.08%)                                          364,220
                                                                                                      ------------
                Net Assets (100.00%)                                                                  $471,753,798
                                                                                                      ============

                + Aggregate cost for federal income tax purposes is identical.


KEY:

GNMA    =   Government National Mortgage Association


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
AUGUST 31, 2005
================================================================================

------------------------------------------------------------------------------
    Securities Maturing in             Value              % of Portfolio
------------------------------------------------------------------------------
Less than 31 Days                 $ 376,000,000               79.76%
31 through 60 Days                   34,875,050                7.40
61 through 90 Days                   19,891,850                4.22
91 through 120 Days                          --                0.00
121 through 180 Days                         --                0.00
Over 180 Days                        40,622,678                8.62
------------------------------------------------------------------------------
Total                             $ 471,389,578              100.00%
------------------------------------------------------------------------------






















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2005
================================================================================

                                                                        Money Market              U.S. Government
                                                                          Portfolio                   Portfolio
                                                                   ---------------------       --------------------
ASSETS
   Investments in securities, at amortized cost (Note 1)........   $         862,504,282       $        190,389,578
   Repurchase agreements........................................              36,000,000                281,000,000
   Cash ........................................................                 411,309                  1,075,220
   Accrued interest receivable..................................               1,827,416                     29,640
   Prepaid expenses.............................................                  35,742                     20,891
   Other receivables............................................                   1,296                        277
                                                                   ---------------------       --------------------
          Total assets..........................................             864,780,045                472,515,606
                                                                   ---------------------       --------------------

LIABILITIES
   Payable to affiliates*.......................................                 415,778                    212,702
   Accrued expenses.............................................                  71,559                    116,839
   Dividends payable............................................                 715,222                    432,267
                                                                   ---------------------       --------------------
          Total liabilities.....................................               1,202,559                    761,808
                                                                   ---------------------       --------------------
   Net assets..................................................    $         863,577,486       $        471,753,798
                                                                   =====================       ====================

SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 3)......   $         863,578,601       $        471,753,798
   Accumulated net realized loss................................                  (1,115)                  -0-
                                                                   ---------------------       --------------------
   Net assets...................................................   $         863,577,486       $        471,753,798
                                                                   =====================       ====================
   Net asset value, per share:

   Money Market Portfolio:
   Class A shares, ($347,579,162 applicable to 347,579,543 shares outstanding) (Note 3)                 $      1.00
                                                                                                        ===========
   Class B shares, ($399,087,374 applicable to 399,087,968 shares outstanding) (Note 3)                 $      1.00
                                                                                                        ===========
   First Southwest shares, ($116,910,950 applicable to 116,911,090 shares outstanding) (Note 3)         $      1.00
                                                                                                        ===========

   U.S. Government Portfolio:
   Class A shares, ($238,364,411 applicable to 238,364,411 shares outstanding) (Note 3)                 $      1.00
                                                                                                        ===========
   Class B shares, ($233,389,387 applicable to 233,389,387 shares outstanding) (Note 3)                 $      1.00
                                                                                                        ===========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2005
================================================================================

                                                                        Money Market              U.S. Government
                                                                          Portfolio                   Portfolio
                                                                   ---------------------       --------------------
INVESTMENT INCOME

Income:
   Interest.....................................................   $          25,596,064       $         12,871,739
                                                                   ---------------------       --------------------
Expenses: (Note 2)
   Investment management fee....................................               2,983,165                  1,364,403
   Administration fee...........................................               2,106,124                  1,093,598
   Distribution fee (First Southwest shares)....................                 337,208                   -0-
   Shareholder servicing fee (Class A)..........................                 941,276                    661,831
   Shareholder servicing fee (First Southwest shares)...........                 337,208                   -0-
   Custodian expenses...........................................                  50,546                     26,402
   Shareholder servicing and related shareholder expenses+......                 692,966                    381,570
   Legal, compliance and filing fees............................                 590,348                    163,803
   Audit and accounting.........................................                 178,566                     97,366
   Directors' fees..............................................                  33,446                     17,195
   Miscellaneous................................................                  62,534                     23,085
                                                                   ---------------------       --------------------
       Total expenses...........................................               8,313,387                  3,829,253
       Less:  Fees waived (First Southwest shares)..............                 (80,930)                  -0-
              Expenses paid indirectly..........................                  (7,964)                    (6,933)
                                                                   ---------------------       --------------------
       Net expenses.............................................               8,224,493                  3,822,320
                                                                   ---------------------       --------------------
Net investment income...........................................              17,371,571                  9,049,419


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................                  (1,115)                        75
                                                                   ---------------------       --------------------

Increase in net assets from operations..........................   $          17,370,456       $          9,049,494
                                                                   =====================       ====================

+ Includes class specific transfer agency expenses of $307,581 and $245,761 for the Money Market Portfolio Class A and Class B shares, respectively and $207,564 and $140,816 for the U.S. Government Portfolio Class A and Class B shares, respectively.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2005 AND 2004
================================================================================

                                                               Money Market Portfolio              U.S. Government Portfolio
                                                        -----------------------------------     ---------------------------------
                                                              2005                2004                2005              2004
                                                        ---------------     ---------------     ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.....................          $    17,371,571     $     5,430,370     $     9,049,419   $     2,265,150
    Net realized gain (loss) on investments                      (1,115)              7,026                  75                67
                                                        ---------------     ---------------     ---------------   ---------------
    Increase in net assets from operations....               17,370,456           5,437,396           9,049,494         2,265,217
Dividends to shareholders from net investment income:
    Class A...................................               (6,178,819)         (1,199,269)         (4,301,759)         (645,262)
    Class B...................................               (9,138,174)         (3,975,573)         (4,747,660)       (1,619,888)
    First Southwest shares....................               (2,054,578)           (255,528)          -0-                -0-
Distributions to shareholders from realized gain on investments:
    Class A...................................                -0-                    (2,070)                (36)              (30)
    Class B...................................                -0-                    (4,281)                (39)              (37)
    First Southwest shares....................                -0-                      (675)          -0-                -0-
Capital share transactions (Note 3):
    Class A...................................              (23,070,586)        (19,067,760)        (12,269,538)       13,703,051
    Class B...................................             (215,703,492)       (244,152,247)        (57,122,700)      (40,617,535)
    First Southwest shares....................              (25,472,772)         11,955,042           -0-                -0-
                                                        ---------------     ---------------     ---------------    ---------------
    Total increase (decrease).................             (264,247,965)       (251,264,965)        (69,392,238)      (26,914,484)
Net assets:
    Beginning of year.........................            1,127,825,451       1,379,090,416         541,146,036       568,060,520
                                                       ----------------     ---------------     ---------------    --------------
    End of year...............................         $    863,577,486     $ 1,127,825,451     $   471,753,798    $  541,146,036
                                                       ================     ===============     ===============    ==============

Undistributed net investment income...........         $      -0-           $     -0-           $     -0-          $     -0-
                                                       ================     ===============     ===============    ==============



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has three classes of stock authorized, Class A, Class B and First Southwest Prime Income Fund (the "First Southwest shares"). The U.S. Government Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio, and the First Southwest shares of the Money Market Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, the share classes of each Portfolio represent the same interest in the income and assets of their respective Portfolios. Distribution of First Southwest shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Repurchase  Agreements -
     In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d)Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly.

     e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

1. Summary of Accounting Policies (Continued)

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus ..29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million.

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc.
(the  "Distributor"),   an  affiliate  of  the  Manager,  have  entered  into  a
Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio and the First Southwest shares of the Money Market Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to ..25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares and the First Southwest shares of the Money Market Portfolio. In addition, the Distributor receives .25% per annum in Distribution fees of the First Southwest shares' average daily net assets.

For the year ended August 31, 2005, the following fees were voluntarily waived by the Distributor:

                                                          Money Market Portfolio
                                                          ----------------------
Distribution fees - First Southwest shares                        $ 80,930
The Distributor has no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $8,000 per annum plus $1,250 per meeting attended (there are five scheduled Board meetings each year). In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves. Effective January 1, 2005, Directors who are unaffiliated with the Manager will receive from the Fund $6,000 per annum, plus a fee of $850 for each Board of Directors meeting attended, and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $440,422 and $260,391 for the Money Market Portfolio and the U.S. Government Portfolio, respectively paid to Reich & Tang Services, Inc., ("the Transfer Agent), an affiliate of the Manager as servicing agent for the Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and B shares of the Fund. For the year ended August 31, 2005 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A and B shares of the Fund.

For the year ended August 31, 2005, the breakdown of expenses paid indirectly by the Fund were as follows:

                                                       Money Market Portfolio             U.S. Government Portfolio
                                                       ----------------------             -------------------------
Custodian expenses                                            $ 7,255                             $ 6,421
Shareholder servicing and related shareholder expenses            709                                 512
                                                              -------                             -------
        Total                                                 $ 7,964                             $ 6,933
                                                              =======                             =======

3. Capital Stock
At August 31, 2005, 10,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                Money Market Portfolio                  U.S. Government Portfolio
                                                ----------------------                  -------------------------
                                               Year                Year                 Year                Year
                                               Ended               Ended                Ended               Ended
                                          August 31, 2005     August 31, 2004      August 31, 2005     August 31, 2004
                                         ----------------     ---------------      ---------------     ---------------
Class A shares

Sold..................................     1,917,167,808       2,328,520,418         1,119,590,779         962,368,959
Issued on reinvestment of dividends...         5,492,425           1,045,824             3,547,909             462,674
Redeemed..............................    (1,945,730,819)     (2,348,634,002)       (1,135,408,226)       (949,128,582)
                                         ---------------     ---------------       ---------------     ---------------
Net increase (decrease)...............       (23,070,586)        (19,067,760)          (12,269,538)         13,703,051
                                         ===============     ===============       ===============     ===============

Class B shares

Sold..................................     1,355,103,467       1,429,873,658         1,028,993,585       1,360,820,813
Issued on reinvestment of dividends...         8,895,965           3,934,774             4,448,814           1,577,147
Redeemed..............................    (1,579,702,924)     (1,677,960,679)       (1,090,565,099)     (1,403,015,495)
                                         ---------------     ---------------       ---------------     ---------------
Net increase (decrease)...............      (215,703,492)       (244,152,247)          (57,122,700)        (40,617,535)
                                         ===============     ===============       ===============     ===============

First Southwest shares

Sold..................................       142,993,781         146,074,128
Issued on reinvestment of dividends...         2,062,226             248,103
Redeemed..............................      (170,528,779)       (134,367,189)
                                         ---------------     ---------------
Net increase (decrease)...............       (25,472,772)         11,955,042
                                         ===============     ===============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

4. Tax Information
The tax character of all dividends and distributions paid during the years ended August 31, 2005 and 2004 were as follows:


                                               Money Market Portfolio                  U.S. Government Portfolio
                                          -------------------------------           -------------------------------
                                              2005               2004                  2005                2004
                                          ------------        -----------           -----------         -----------
Ordinary income.......................    $ 17,371,571        $ 5,436,524           $ 9,049,494         $ 2,265,217
Long-term capital gains...............         -0-                    872               -0-                 -0-

The Money market Portfolio has a post-October loss deferral of $199, which will reverse on September 1, 2005.

At August 31, 2005, the Fund had no distributable earnings.


5. Financial Highlights

                                                                           Money Market Portfolio
Class A shares                                                              Year Ended August 31,
--------------                                         ----------------------------------------------------------
                                                         2005        2004         2003         2002        2001
                                                       --------    --------     --------     --------    --------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............      $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                                       --------    --------     --------     --------    --------
Income from investment operations:
      Net investment income......................         0.017       0.003        0.006        0.014       0.045
    Net realized and unrealized gain (loss)
    on investments...............................         0.000       0.000         --          0.000       0.000
                                                       --------    --------     --------     --------    --------
Total from investment operations.................         0.017       0.003        0.006        0.014       0.045
Less distributions from:
      Dividends from net investment income.......        (0.017)     (0.003)      (0.006)      (0.014)     (0.045)
    Net realized gains on investments............        ( --  )     (0.000)      ( --  )      (0.000)     (0.000)
                                                       --------    --------     --------     --------    --------
Total distributions..............................        (0.017)     (0.003)      (0.006)      (0.014)     (0.045)
                                                       --------    --------     --------     --------    --------
Net asset value, end of year.....................      $  1.00      $  1.00     $  1.00      $  1.00     $  1.00
                                                       ========    ========     ========     ========    ========
Total Return.....................................         1.66%        0.33%       0.63%        1.44%       4.59%
Ratios/Supplemental Data
Net assets, end of year (000's)..................      $347,579    $370,650     $389,718     $322,381     $675,289
Ratios to average net assets:
  Expenses (net of fees waived) (a)..............         0.94%        0.87%       0.87%        0.97%        1.01%
  Net investment income..........................         1.64%        0.32%       0.61%        1.56%        4.55%
  Expenses paid indirectly.......................         0.00%        0.00%       0.00%        0.00%        0.00%

(a) Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights (Continued)

                                                                           Money Market Portfolio
Class B shares                                                              Year Ended August 31,
--------------                                         ------------------------------------------------------------
                                                         2005         2004         2003         2002         2001
                                                       --------     --------     --------     --------     --------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............      $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                       --------     --------     --------     --------     --------
Income from investment operations:
      Net investment income......................        0.019        0.006        0.009        0.018        0.049
    Net realized and unrealized gain (loss)
    on investments...............................        0.000        0.000         --          0.000        0.000
                                                       --------     --------     --------     --------     --------
Total from investment operations.................        0.019        0.006        0.009        0.018        0.049
Less distributions from:
      Dividends from net investment income.......       (0.019)      (0.006)      (0.009)      (0.018)      (0.049)
    Net realized gains on investments............       ( --  )      (0.000)      ( --  )      (0.000)       0.000
                                                       --------     --------     --------     --------     --------
Total distributions..............................       (0.019)      (0.006)      (0.009)      (0.018)      (0.049)
                                                       --------     --------     --------     --------     --------
Net asset value, end of year.....................      $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                       ========     ========     ========     ========     ========
Total Return.....................................        1.95%        0.58%        0.92%        1.80%        5.01%
Ratios/Supplemental Data
Net assets, end of year (000's)..................      $399,087     $614,791     $858,944     $838,064     $811,173
Ratios to average net assets:
  Expenses (net of fees waived) (a)..............        0.66%        0.62%        0.58%        0.61%        0.61%
  Net investment income..........................        1.86%        0.57%        0.92%        1.78%        4.71%
  Expenses paid indirectly.......................        0.00%        0.00%        0.00%        0.00%        0.00%

(a) Includes expenses paid indirectly







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

5. Financial Highlights (Continued)

                                                                      Money Market Portfolio
                                                   -----------------------------------------------------------
                                                                                             August 5, 2002
First Southwest shares                                         Year Ended August 31,        (Commencement of
----------------------                             ------------------------------------        Offering) to
                                                     2005          2004          2003        August 31, 2002
                                                   --------      --------      --------      ---------------
Per Share Operating Performance:
(for a share outstanding throughout the year)

Net asset value, beginning of year.............    $ 1.00        $ 1.00        $ 1.00           $ 1.00
                                                   --------      --------      --------         --------
Income from investment operations:
      Net investment income....................      0.015         0.002         0.005            0.001
    Net realized and unrealized gain (loss)
    on investments.............................      0.000         0.000          --              0.000
                                                   --------      --------      --------         --------
Total from investment operations...............      0.015         0.002         0.005            0.001
Less distributions from:
      Dividends from net investment income.....     (0.015)       (0.002)       (0.005)          (0.001)
    Net realized gains on investments..........       --          (0.000)       ( --  )          (0.000)
                                                   --------      --------      --------         --------
Total distributions............................     (0.015)       (0.002)       (0.005)          (0.001)
                                                   --------      --------      --------         --------
Net asset value, end of year...................    $ 1.00        $ 1.00        $ 1.00           $ 1.00
                                                   ========      ========      ========         ========
Total Return...................................      1.56%         0.19%         0.50%            0.07%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)................    $116,911      $142,384      $130,429         $127,082
Ratios to average net assets:
  Expenses (net of fees waived) (b)............      1.05%         1.01%         0.99%            0.99%(c)
  Net investment income........................      1.52%         0.19%         0.51%            0.93%(c)
  Distribution fees waived.....................      0.06%         0.06%         0.06%            0.06%(c)
  Expenses paid indirectly.....................      0.00%         0.00%         0.00%            0.00%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

5. Financial Highlights (Continued)

                                                                          U.S. Government Portfolio
Class A shares                                                              Year Ended August 31,
--------------                                         ------------------------------------------------------------
                                                         2005         2004         2003         2002         2001
                                                       --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............      $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                       --------     --------     --------     --------     --------
Income from investment operations:
      Net investment income......................        0.016        0.003        0.006        0.014        0.044
    Net realized and unrealized gain (loss)
    on investments...............................        0.000        0.000        0.000         --          0.000
                                                       --------     --------     --------     --------     --------
Total from investment operations.................        0.016        0.003        0.006        0.014        0.044
Less distributions from:
      Dividends from net investment income.......       (0.016)      (0.003)      (0.006)      (0.014)      (0.044)
    Net realized gains on investments............       (0.000)      (0.000)      (0.000)      (0.000)      (0.000)
                                                       --------     --------     --------     --------     --------
Total distributions..............................       (0.016)      (0.003)      (0.006)      (0.014)      (0.044)
                                                       --------     --------     --------     --------     --------
Net asset value, end of year.....................      $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                       ========     ========     ========     ========     ========
Total Return.....................................        1.64%        0.28%        0.64%        1.39%        4.54%
Ratios/Supplemental Data
Net assets, end of year (000's)..................      $238,365     $250,634     $236,931     $241,906     $484,681
Ratios to average net assets:
  Expenses (a)...................................        0.87%        0.84%        0.79%        0.89%        0.93%
  Net investment income..........................        1.62%        0.28%        0.64%        1.46%        4.42%
  Expenses paid indirectly.......................        0.00%        0.00%        0.00%        0.00%        0.00%

(a)Includes expenses paid indirectly.












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

5. Financial Highlights (Continued)

                                                                          U.S. Government Portfolio
Class B shares                                                              Year Ended August 31,
--------------                                         ------------------------------------------------------------
                                                         2005         2004         2003         2002         2001
                                                       --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............      $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                       --------     --------     --------     --------     --------
Income from investment operations:
      Net investment income......................        0.019        0.005        0.008        0.017        0.048
    Net realized and unrealized gain (loss)
    on investments...............................        0.000        0.000        0.000         --          0.000
                                                       --------     --------     --------     --------     --------
Total from investment operations.................        0.019        0.005        0.008        0.017        0.048
Less distributions from:
      Dividends from net investment income.......       (0.019)      (0.005)      (0.008)      (0.017)      (0.048)
    Net realized gains on investments............       (0.000)      (0.000)      (0.000)      ( --  )      (0.000)
                                                       --------     --------     --------     --------     --------
Total distributions..............................       (0.019)      (0.005)      (0.008)      (0.017)      (0.048)
                                                       --------     --------     --------     --------     --------
Net asset value, end of year.....................      $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                       ========     ========     ========     ========     ========
Total Return.....................................        1.91%        0.53%        0.84%        1.69%        4.91%
Ratios/Supplemental Data
Net assets, end of year (000's)..................      $233,389     $290,512     $331,130     $400,833     $216,573
Ratios to average net assets:
  Expenses (a)...................................        0.60%        0.60%        0.59%        0.58%        0.58%
  Net investment income..........................        1.85%        0.52%        0.84%        1.61%        4.77%
  Expenses paid indirectly.......................        0.00%        0.00%        0.00%        0.00%        0.00%

(a)Includes expenses paid indirectly.












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================


To the Board of Trustees and Shareholders of Short Term Income Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Government Portfolio (constituting the Short Term Income Fund, Inc., hereafter referred to as the "Fund") at August 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 20, 2005















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================



ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On July 21, 2005, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1) The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolios holdings, important developments affecting the entities whose securities are included in the Fund's portfolios, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

     2) The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund's Money Market Portfolio and U.S. Government Portfolio (the "Portfolios"), both on an absolute basis and as compared to various peer group categories for the one-, three- and five-year periods ended May 31, 2005. The peer group categories included: (i) an asset-based peer group of First Tier retail money market funds for the Money Market Portfolio (i.e., other First Tier retail funds that are similar in asset size to the Money Market Portfolio) and treasury and repurchase agreement retail money market funds for the U.S. Government Portfolio (i.e., other treasury and repurchase agreement retail funds that are similar in asset size to the U.S. Government Portfolio); (ii) a competitors class peer group for certain classes of the Portfolios, representing other First Tier retail funds that are considered to be competitors of the Money Market Portfolio with similar distribution channels and other treasury and repurchase agreement funds that are considered to be competitors of the U.S. Government Portfolio with similar distribution channels (the "competitors peer groups"); and (iii) other funds with similar investment policies to the respective Portfolios that are advised or sub-advised by the Manager (these peer groups are collectively referred to as the "Peer Groups"). The Manager advised the Board that it does not advise or sub-advise any other types of accounts, such as institutional and pension accounts, with similar investment policies to the respective Portfolios. The Directors used each Portfolio's performance against its respective Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given each Portfolio's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of each Portfolio against all of its respective Peer Groups was satisfactory.

In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Director's consideration of the level of the management fees, the Directors considered a number of factors. The Directors compared the level of the management fee for each Portfolio against the advisory fees charged to the funds in the respective Peer Groups and each Portfolio's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the respective Peer Groups. The Directors also considered comparative total fund expenses of the Portfolios and the respective Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of each Portfolio's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of each Portfolio's combined fees (management and administrative) were reasonable when compared to the combined fees of the respective Peer Groups.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

The Board further observed that the total expense ratio of each class of each Portfolio was satisfactory when compared to the expense ratio of the funds in each Portfolio's competitors' peer group. The Directors also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Portfolios'. The Directors concluded that the level of each Portfolio's management fee was reasonable in light of these factors.

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2004. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Portfolios at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if a Portfolio were to experience significant asset growth in the future, however, they noted that the current fee structure did contain breakpoints which would decrease the rate of the management fees at higher asset levels. In the event there were significant asset growth in the future, the Directors determined to reassess whether the management fees appropriately took into account any economies of scale that had been realized as a result of that growth.

     5) Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that each Portfolio's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                              Directors and Officers Information
                                                      August 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age         Held with     and Lenth of                  During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
---------------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
---------------------------------------------------------------------------------------------------------------------------------
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Dr. W. Giles Mellon,   Director      Since 1980     Professor Emeritus of Business              Director/Trustee         N/A
Age 74                                              Administration in the Graduate School          of eleven
                                                    School of Management, Rutgers                  portfolios
                                                    University with which he has
                                                    been associated with sinc 1966
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Robert Straniere,      Director      Since 1983     Owner, Straniere Law Firm since 1980,       Director/Trustee      WPG Funds
Esq., Age 64                                        NYS Assemblyman from 1981 to 2004 and          of eleven            Group
                                                    counsel at Fisher, Fisher & Berger             portfolios
                                                    since 1995.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Dr. Yung Wong,         Director      Since 1980     Managing Director of Abacus Associates,     Director/Trustee         N/A
Age 66                                              an investment firm, since 1996                 of eleven
                                                                                                   portfolios
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------






















-------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

                                              Directors and Officers Information
                                                      August 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age         Held with     and Lenth of                  During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------------
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Steven W. Duff,        President     Since 1994     Manager and President of Reich & Tang       Director/Trustee         None
Age 51                   and                        Asset Management, LLC ("RTAM, LLC"), a     and/or Officer of
                      Director(4)                   registered Investment Advisor and          sixteen portfolios
                                                    President of the Mutual Funds Division
                                                    of RTAM, LLC.  Associated with RTAM,
                                                    LLC since 1994.  Mr. Duff is also
                                                    President and Director/Trustee of eight
                                                    other funds in the Reich & Tang Fund
                                                    Complex, Director of Pax World Money
                                                    Market Fund, Inc., Principal Executive
                                                    Officer of Delafield Fund, Inc. and
                                                    President and Chief Executive Officer
                                                    of Tax Exempt Proceeds Fund, Inc.
                                                    Mr. Duff also serves as a Director of
                                                    Reich & Tang Services, Inc. and Reich
                                                    & Tang Distributors, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Richard De Sanctis,      Vice        Since 2005     Executive Vice President and CFO of               N/A                N/A
Age 48                 President                    RTAM LLC.  Associated with RTAM, LLC
                                                    since 1990.  Mr. De Sanctis is Vice
                       Treasurer    1994 to 2004    President of ten other funds in the
                          and                       Reich & Tang Fund Complex, Vice
                       Assistant                    President and Assistant Secretary of
                       Secretary                    Cortland Turst, Inc. and serves as
                                                    Executive Vice President and Chief
                                                    Financial Officer of Reich & Tang
                                                    Services, Inc. and Reich & Tang
                                                    Distributors, Inc.  Prior to December
                                                    2004, Mr. De Sanctis was Treasurer and
                                                    Assistant Secretary of eleven funds in
                                                    the Reich & Tang Fund Complex and Vice
                                                    President, Treasurer and Assistant
                                                    Secretary of Cortland Trust, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------











-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                              Directors and Officers Information
                                                      August 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age         Held with     and Lenth of                  During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (Continued):
---------------------------------------------------------------------------------------------------------------------------------
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Molly Flewharty,         Vice        Since 1995     Senior Vice President of RTAM, LLC.               N/A                N/A
Age 54                 President                    Associated with RTAM, LLC since 1977.
                                                    Ms. Flewharty is also Vice President of
                                                    eleven other funds in the Reich & Tang
                                                    Fund Complex. Ms. Flewharty also serves
                                                    as Senior Vice President of Reich &
                                                    Tang Distributors, Inc.
---------------------  -----------  --------------  ---------------------------------------  ---------------------  -------------
Rosanne Holtzer,          Chief       Since 2004    Senior Vice President, Compliance                 N/A                N/A
Age 41                 Compliance                   Officer and Assistant Secretary of
                         Officer                    RTAM, LLC.  Associated with RTAM, LLC
                                                    since 1986.  Ms. Holtzer is also Chief
                        Secretary     Since 2001    Compliance Officer, Secretary and
                                                    Assistant Treasurer of eleven other
                        Assistant     Since 1995    funds in the Reich & Tang Complex.
                        Treasurer                   Ms. Holtzer also serves as Senior Vice
                                                    President, Assistant Secretary &
                                                    Compliance Officer of Reich & Tang
                                                    Distributors, Inc. and Senior Vice
                                                    President, Assistant Secretary & Cheif
                                                    Compliance Officer of Reich & Tang
                                                    Services, Inc.
---------------------  -----------  --------------  ---------------------------------------  ---------------------  -------------
Michael Lydon,           Vice        Since 2005     Executive Vice President and Chief                N/A                N/A
Age 42                 President                    Operations Officer of RTAM, LLC.
                                                    Associated with RTAM, LLC since
                                                    January 2005.  Mr. Lydon was Vice
                                                    President at Automatic Data Processing
                                                    from July 2000 to December 2004.  Prior
                                                    to July 2000, Mr. Lydon was Executive
                                                    Vice President and Chief Information
                                                    Officer of RTAM, LLC.  Mr. Lydon is
                                                    also Vice President of eleven other
                                                    funds in the Reich & Tang Fund Complex.
                                                    Mr. Lydon also serves as Executive Vice
                                                    President and Chief Operations Officer
                                                    for Reich & Tang Distributors, Inc. and
                                                    Reich & Tang Services, Inc.
---------------------  -----------  --------------  ---------------------------------------  ---------------------  -------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

                                              Directors and Officers Information
                                                      August 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age         Held with     and Lenth of                  During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (Continued):
---------------------------------------------------------------------------------------------------------------------------------
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Dana E. Messina,         Vice        Since 1995     Executive Vice President of RTAM, LLC.            N/A                N/A
Age 48                 President                    Associated with RTAM, LLC since 1980.
                                                    Ms. Messina is also Vice President of
                                                    eight other funds in the Reich & Tang
                                                    Fund Complex.  Ms. Messina also serves
                                                    as Executive Vice President of Reich &
                                                    Tang Distributors, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Anthony Pace           Treasurer     Since 2004     Vice President of RTAM, LLC since                 N/A                N/A
Age 39                    and                       September 2004.  Mr. Pace was a
                       Assistant                    Director of a Client Service Group at
                       Secretary                    GlobeOp Financial Services, Inc. from
                                                    May 2002 to August 2004 and Controller/
                                                    Director of Mutual Fund Administration
                                                    for Smith Barney Funds Management LLC
                                                    and Salomon Brothers Asset Management
                                                    Inc. from 1998 to May 2002.  Mr. Pace
                                                    also Treasurer and Assistant Secretary
                                                    of eleven other funds in the Reich &
                                                    Tang Fund Complex.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------

(1) The Statement of Additional Information includes additional information about Short Term Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at
(800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3) Each Director will hold office for an indefinite  term until the earliest of
(i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or
(ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------


Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020
STIF8/05A

SHORT TERM
INCOME
FUND, INC.







                                  Annual Report
                                 August 31, 2005








ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.


ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.


ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                               FYE 8/31/2005                      FYE 8/31/2004

4(a)     Audit Fees            $53,800                            $52,200
4(b)     Audit Related Fees    $     0                            $     0
4(c)     Tax Fees              $ 6,930                            $ 6,000
4(d)     All Other Fees        $     0                            $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $6,930 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2005. $3,000 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2004.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Short Term Income Fund, Inc.

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    --------------------
                                    Rosanne Holtzer, Secretary

Date: November 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: November 2, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: November 2, 2005

* Print the name and title of each signing officer under his or her signature.